Offerings	Apr. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 Senior Callable Floating Rate Notes due April 24, 2031
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 5.159% Senior Callable Fixed-to-Fixed Reset Rate Notes due April 24, 2031
Amount Registered	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,500,000,000 5.615% Senior Callable Fixed-to-Fixed Reset Rate Notes due April 24, 2036
Amount Registered	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note
1	Final prospectus supplement